Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

a.	Israeli taxation:

1.	Industry Encouragement (Taxes) Law, 1969

In accordance with this status and by virtue of published regulations, the Company is entitled to claim a depreciation deduction at increased rates in respect of equipment used in industrial activity, as stipulated in regulations by virtue of the Adjustments Law. In addition, the Company is entitled to a reduction in respect of a patent or the right to utilize a patent or knowledge, used for the development or promotion of the plant, to deduct expenses for the issuance of shares listed on the stock exchange and to file a consolidated report under certain conditions.

2.	Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

3.	The Company has not received any final tax assessments since inception. As of December 31, 2025, the Company’s tax years until December 31, 2018 are subject to statutes of limitation in Israel.

4.	The Company has net operating losses from prior tax periods which may be subjected to examination in future periods.

5.	Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. As of December 31, 2025, certain foreign subsidiaries of the Company had undistributed earnings which were designated as indefinitely reinvested. If these earnings were repatriated to Israel, it would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes. The Company has estimated the amount of unrecognized deferred tax liability related to these earnings to be approximately $11,615.

c.	The components of the net profit (loss) before the provision for income taxes were as follows:

	Year Ended December 31,
	2023	2024	2025
	(in thousands)
Israel	$(120,835)	$(74,754)	$83,541
Foreign	(10,961)	(4,639)	(13,042)

Total	$(131,797)	$(79,393)	$70,499

d.	The provision for income taxes was as follows:

	Year Ended December 31,
	2023	2024	2025
	(in thousands)
Current:
Israel	$-	$23	$818
Foreign	2,059	2,638	1,847

Total current income tax expense	$2,059	$2,661	$2,665

Deferred:
Israel	$-	$-	$(436)
Foreign	(51)	(6,506)	-

Total deferred income tax benefit	(51)	(6,506)	(436)

Total provision for income taxes	$2,008	$(3,845)	$2,229

e.
As described in Note 2, the Company prospectively adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Accordingly, the revised disclosures are presented for the year ended December 31, 2025, and prior years reflect the disclosures required under the previous guidance.

The following table presents a reconciliation of the Company’s theoretical income tax expense (benefit) to its actual income tax expense (benefit) for the year ended December 31, 2025, in accordance with the guidance in ASU 2023-09:

	Year Ended December 31, 2025
	Amount	Percent
	(in thousands)
Israel Federal Statutory Tax Rate	$16,215	23%

Foreign Tax Effects
United States
Change in valuation allowance	5,272	7%
Other	73	0%
Other Foreign Jurisdictions	(805)	(1)%
Changes in valuation allowance	(19,893)	(28)%
Non-taxable or Non-deductible Items	715	1%
Other adjustments	652	1%

Effective Tax Rate	$2,229	3%

The following table presents a reconciliation of the Company’s theoretical income tax expense (benefit) to its actual income tax expense (benefit) for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09:

	Year Ended December 31,
	2023	2024
	(in thousands)
Theoretical income tax expense (benefit)	$(30,313)	$(18,260)
Change in valuation allowance	28,471	15,043
Return to provision true ups	884	143
Foreign tax rate differentials	352	753
Shared Based Compensations non-deductible (taxable)	2,402	(1,159)
Non-deductible expenses	512	298
Tax rate change impact	(139)	124
Foreign exchange impact	(430)	(511)
State Taxes	170	(299)
R&D credits	(208)	(1,427)
Other	307	1,450

Total	$2,008	$(3,845)

f.	Deferred tax assets and liabilities:

.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2024	2025
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$93,943	$80,556
Research and development expenses	26,545	16,960
Leasing liabilities	5,615	5,325
Accruals and reserves	683	1,030
Share-based compensation	12,505	17,663
R&D tax credits	2,843	3,589
Bad debt	244	114
Capital losses	129	57
Other	-	320
Gross deferred tax assets	142,507	125,614
Valuation allowance	(122,725)	(107,318)
Total deferred tax assets	19,782	18,296

Deferred tax liabilities:
Deferred contract acquisition costs	818	1,000
Leasing assets	4,946	4,931
Property and equipment	194	512
Intangibles	13,824	11,753
Other	-	386
Gross deferred tax liabilities	19,782	18,582

Deferred taxes assets (liabilities), net	$-	$(286)

As of December 31, 2025, the Company had approximately $267,385, $37,252 and $22,690 in net operating loss carryforwards in Israel, UK and US that can be carried forward indefinitely.

g.	Uncertain tax position

The Company operates its business in various countries and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world. For the years ended December 31, 2024 and 2025, the Company had no uncertain tax position.

h.	Income taxes paid:

The following table presents cash paid for income taxes, net of refunds received, for the year ended December 31, 2025, pursuant to the disclosure requirements of ASU 2023-09:

	Year Ended December 31, 2025
	Amount	Precent
	(in thousands)
Israel	$516	14%
Foreign
Netherlands	1,875	51%
France	499	14%
Australia	399	11%
Other Foreign	377	10%

Total	$3,666	100%

For the years ended December 31, 2023 and 2024 the total cash paid for income taxes was $729 and 2,601, respectively.